Related Party Transactions - Related Party Balance Sheet (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Scorpio Group Pools [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Amounts receivable	$ 44,880	$ 40,680
Working capital contributions to Scorpio Group Pools	41,401	19,217
Accounts payable and accrued expenses	462	15
Working capital contributions, related parties	25,700	24,100
SSM [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Amounts receivable	6,391	4,233
Accounts payable and accrued expenses	766	653
Scorpio Commercial Management SAM (SCM) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts payable and accrued expenses	191	53
Scorpio Services Holding Limited (SSH) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts payable and accrued expenses	$ 190	90
Scorpio Handymax Tanker Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Working capital repayment period upon vessel's exit from each pool	6 months
Scorpio Handymax Tanker Pool Limited [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Amounts receivable	$ 6,037	3,125
Working capital contributions to Scorpio Group Pools	$ 6,751	$ 5,617
Working capital repayment period upon vessel's exit from each pool	6 months